Cover	Jun. 16, 2023
Statement [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 16, 2023
Entity File Number	001-41254
Entity Registrant Name	ALSET CAPITAL ACQUISITION CORP.
Entity Central Index Key	0001897245
Entity Tax Identification Number	87-3296100
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4800 Montgomery Lane
Entity Address, Address Line Two	Suite 210
Entity Address, City or Town	Bethesda
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20814
City Area Code	(301)
Local Phone Number	971-3955
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock, one-half of one Redeemable Warrant and one Right
Statement [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock, one-half of one Redeemable Warrant and one Right
Trading Symbol	ACAXU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Statement [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	ACAX
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Statement [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ACAXW
Security Exchange Name	NASDAQ
Rights, each entitling the holder to receive one-tenth of one share of Class A Common Stock
Statement [Line Items]
Title of 12(b) Security	Rights, each entitling the holder to receive one-tenth of one share of Class A Common Stock
Trading Symbol	ACAXR
Security Exchange Name	NASDAQ